Cost of Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Cost of Revenue [Abstract]
Schedule of Cost of Revenue
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2025	2024
	USD	USD

Content acquisition and royalty costs	50,934,803	28,185,088
Payment processing and agency fees	5,097,109	3,455,207
Amortization of intangible assets (note 10)	3,427,808	2,323,251
Technology infrastructure costs	1,899,268	2,190,032
Live events cost	1,728,553	1,438,349
Branded content	436,656	218,535
Barter transaction cost	60,000	476,612
Online and other costs	-	5,175
	63,584,197	38,292,249